10. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. There are no legal proceedings for which management believes the ultimate outcome would have a material adverse effect on the Company’s results of operations and cash flows.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

The Company leases an office and warehouse in Lafayette, Colorado. The lease ends on November 30, 2020.

The Company entered into a lease agreement with Bravo Lighting, a related party, to sublease office space for 12 months commencing in September 2018.

The Company entered a lease agreement to rent additional office space in Denver, CO. The lease began in November 2018 and terminates in April 2019.

The Company leased two cars for the use of its employees in December 2017, which ends in November 2020. The Company leased an additional car in August 2018. The lease ends in July 2021.

The Company leased a townhouse for employee housing in September 2018. The lease ends in May 2019.

The following is a schedule showing future minimum lease payments:

Year ending	Total Minimum
December 31,	Lease Payments
2019	199,190
2020	78,588
2021	3,000
2022	–
2023	–

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. There are no legal proceedings for which management believes the ultimate outcome would have a material adverse effect on the Company’s results of operations and cash flows.